Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	$ 48	$ 60
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		60
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	7
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		8
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	25
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		19
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	13
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		30
Employee Stock Purchase Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	$ 3
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		$ 3